John Hancock Funds III (the Trust)

Supplement dated September 17, 2020 to the current prospectus, as may be supplemented (the Prospectus)

U.S. Quality Growth Fund (the fund)

The following information supplements and supersedes any information to the contrary relating to the fund contained in the Prospectus.

At its meeting held September 15 – 17, 2020, the Trust’s Board of Trustees (Board) approved that the name of the fund will change to U.S. Growth Fund, effective Oct 19, 2020. Accordingly, all references to U.S. Quality Growth Fund will be changed to reflect the fund’s new name.

The Board, including the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the 1940 Act)) (the Independent Trustees), also approved that a special meeting of shareholders of the fund will be held on or about Friday, December 18, 2020, at 2:00 P.M., Eastern Time (the Shareholder Meeting). The Board, including the Independent Trustees, recommends that the fund’s shareholders approve a proposal that will be presented at the Shareholder Meeting to change the fund’s diversification status from diversified to non-diversified. If approved, the change to the diversification status will become effective when the fund’s SAI is revised or supplemented to reflect the change, which is expected to be on or about December 18, 2020.

In light of the COVID-19 pandemic, the Shareholder Meeting will be a virtual meeting held via telephone only. Shareholders of the fund may attend the Shareholder Meeting using the following dial-in instructions: (844) 303-4325 (Conference ID: 383 620 457#).

Note that this Shareholder Meeting is limited to shareholders of the fund. Shareholders of the fund as of October 15, 2020 are entitled to vote at the meeting.

Please see the fund’s Prospectus, proxy statement (when filed), and SAI for more details.

The foregoing is not a solicitation of any proxy. For important information regarding John Hancock U.S. Quality Growth Fund or to receive a free copy of the proxy statement, when available, or Prospectus or SAI relating to the proposed shareholder vote, please call the fund’s toll-free telephone number: 800-225-5291 for Class A and Class C shares; 888-972-8696 for Class I, Class R2, Class R4 and Class R6 shares; and 800-344-1029 for Class NAV shares. The proxy statement, Prospectus, or SAI contains important information about fund objectives, strategies, fees, expenses, risks, and the Board’s considerations in approving the proposals to be presented for shareholder approval at the Shareholder Meeting. The proxy statement, Prospectus, or SAI will be available for free on the SEC’s website (www.sec.gov). Please read the proxy statement, Prospectus, and SAI carefully before voting or when considering whether to vote for the proposal.

John Hancock Funds III

Supplement dated September 17, 2020 to the current Statement of Additional Information (the SAI), as may be supplemented

U.S. Quality Growth Fund (the fund)

The following information supplements and supersedes any information to the contrary relating to the fund contained in the SAI.

At its meeting held September 15 – 17, 2020, the Trust’s Board of Trustees (Board) approved that the name of the fund will change to U.S. Growth Fund, effective Oct 19, 2020. Accordingly, all references to U.S. Quality Growth Fund will be changed to reflect the fund’s new name.

The Board, including the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the 1940 Act)) (the Independent Trustees), also approved that a special meeting of shareholders of the fund will be held on or about Friday, December 18, 2020, at 2:00 P.M., Eastern Time (the Shareholder Meeting). The Board, including the Independent Trustees, recommends that the fund’s shareholders approve a proposal that will be presented at the Shareholder Meeting to change the fund’s diversification status from diversified to non-diversified. If approved, the change to the diversification status will become effective when the fund’s SAI is revised or supplemented to reflect the change, which is expected to be on or about December 18, 2020.

In light of the COVID-19 pandemic, the Shareholder Meeting will be a virtual meeting held via telephone only. Shareholders of the fund may attend the Shareholder Meeting using the following dial-in instructions: (844) 303-4325 (Conference ID: 383 620 457#).

Note that this Shareholder Meeting is limited to shareholders of the fund. Shareholders of the fund as of October 15, 2020 are entitled to vote at the meeting.

Please see the fund’s Prospectus, proxy statement (when filed), and SAI for more details.

The foregoing is not a solicitation of any proxy. For important information regarding John Hancock U.S. Quality Growth Fund or to receive a free copy of the proxy statement, when available, or Prospectus or SAI relating to the proposed shareholder vote, please call the fund’s toll-free telephone number: 800-225-5291 for Class A and Class C shares; 888-972-8696 for Class I, Class R2, Class R4 and Class R6 shares; and 800-344-1029 for Class NAV shares. The proxy statement, Prospectus, or SAI contains important information about fund objectives, strategies, fees, expenses, risks, and the Board’s considerations in approving the proposals to be presented for shareholder approval at the Shareholder Meeting. The proxy statement, Prospectus, or SAI will be available for free on the SEC’s website (www.sec.gov). Please read the proxy statement, Prospectus, and SAI carefully before voting or when considering whether to vote for the proposal.